Expenses by nature (Tables)	12 Months Ended
Jun. 30, 2018
Expenses By Nature
Schedule of expenses by nature

The following tables provide additional disclosure regarding expenses by nature and their relationship to the function within the Group.

	Costs (ii)	General and administrative expenses	Selling expenses	06.30.18

Salaries, social security costs and other personnel administrative expenses (i)	773,968	114,249	23,914	912,131
Maintenance, security, cleaning, repairs and other	739,853	19,512	804	760,169
Taxes, rates and contributions	238,669	11,795	157,836	408,300
Advertising and other selling expenses	263,869	-	28,330	292,199
Directors' fees	-	164,339	-	164,339
Fees and payments for services	10,911	60,678	8,117	79,706
Allowance for doubtful accounts (additions and unused amounts reversed) (Note 14)	-	-	73,903	73,903
Leases and expenses	47,615	6,037	400	54,052
Amortization and depreciation (Notes 9,10 y 12)	33,301	11,498	315	45,114
Traveling, transportation and stationery	18,387	13,987	1,215	33,589
Bank expenses	2,910	12,585	-	15,495
Cost of sale of properties (Note 11)	8,869	-	-	8,869
Other expenses	1,095	562	31	1,688
Total 06.30.18	2,139,447	415,242	294,865	2,849,554

	Costs (ii)	General and administrative expenses	Selling expenses	06.30.17

Salaries, social security costs and other personnel administrative expenses (i)	653,834	95,201	27,500	776,535
Maintenance, security, cleaning, repairs and other	645,022	7,216	795	653,033
Taxes, rates and contributions	173,718	4,294	131,254	309,266
Advertising and other selling expenses	280,598	-	29,312	309,910
Directors' fees	-	131,481	-	131,481
Fees and payments for services	12,811	58,130	2,517	73,458
Allowance for doubtful accounts (additions and unused amounts reversed) (*) (Note 14)	-	-	41,310	41,310
Leases and expenses	77,619	4,516	525	82,660
Amortization and depreciation (Notes 9,10 y 12)	22,222	5,953	365	28,540
Traveling, transportation and stationery	16,803	8,127	893	25,823
Bank expenses	-	7,059	-	7,059
Cost of sale of properties (Note 11)	12,903	-	-	12,903
Other expenses	4,256	199	146	4,601
Commercial compensation	-	-	1,911	1,911
Total 06.30.17	1,899,786	322,176	236,528	2,458,490

	Costs (ii)	General and administrative expenses	Selling expenses	06.30.16

Salaries, social security costs and other personnel administrative expenses (i)	515,022	53,448	20,911	589,381
Maintenance, security, cleaning, repairs and other	444,824	4,428	503	449,755
Taxes, rates and contributions	127,361	1,957	101,833	231,151
Advertising and other selling expenses	284,935	-	21,706	306,641
Directors' fees	-	113,673	-	113,673
Fees and payments for services	9,008	28,562	3,481	41,051
Allowance for doubtful accounts (additions and unused amounts reversed) (*)	-	-	12,005	12,005
Leases and expenses	46,873	3,077	375	50,325
Amortization and depreciation	14,802	7,911	231	22,944
Traveling, transportation and stationery	14,043	2,597	805	17,445
Bank expenses	-	5,896	-	5,896
Cost of sale of properties	1,400	-	-	1,400
Other expenses	1,936	31	-	1,967
Commercial compensation	-	-	371	371
Total 06.30.16	1,460,204	221,580	162,221	1,844,005

(*) At June 30, 2017 y 2016 includes debt relief for Ps 577 and Ps. 10, respectively.

(i)	For the fiscal year ended June 30, 2018 includes Ps. 842,559 of Salaries, Bonuses and Social Security; Ps. 6,404 of Equity incentive plan and Ps. 63,168 of other concepts. For the fiscal year ended June 30, 2017 includes Ps. 694,067 Salaries, Bonuses and Social Security; Ps. 16,545 of Equity incentive plan and Ps. 65,923 of other concepts. For the fiscal year ended June 30, 2016 includes Ps. 519,782 Salaries, Bonuses and Social Security; Ps. 16,359 of Equity incentive plan and Ps. 53,240 of other concepts.
(ii)	For the fiscal year ended June 30, 2018 includes Ps. 2,120,715 of Rental and services costs; Ps. 18,713 of Cost of sales and developments and Ps.19 of other consumer financing costs. For the fiscal year ended June 30, 2017 includes Ps. 1,874,392 of Rental and services costs; Ps. 25.346 of Cost of sales and developments and Ps. 48 of other consumer financing costs. For the fiscal year ended June 30, 2016 includes Ps. 1,454,409 of Rental and services costs; Ps. 5,718 of Cost of sales and developments and Ps. 77 of other consumer financing costs.